Share-Based Compensation (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Research and development	₪ 68,645		₪ 71,913	₪ 18,777
Marketing, general and administrative	9,706		5,154	4,879
USD [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Research and development | $		$ 19,863
Marketing, general and administrative | $		$ 2,808
Directors and service providers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Research and development	1,907		119	388
Marketing, general and administrative	1,777		141	131
Total share-based compensation	3,684		₪ 260	₪ 519
Directors and service providers [Member] | USD [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Research and development	552
Marketing, general and administrative	514
Total share-based compensation	₪ 1,066